Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Change in Balance of Series Preferred Included in Mezzanine Equity

15. PREFERRED SHARES – CONTINUED

The change in the balance of Series Preferred included in mezzanine equity during the years ended December 31, 2015, 2016 and 2017 are as follows:

	Series A Preferred	Series B-1 Preferred	Series B-2 Preferred
	RMB	RMB	RMB
Balance as of January 1, 2015	15,000	—	—
Issuance of Series B-1 preferred shares	—	19,819	—
Issuance of Series B-2 preferred shares	—	—	214,063
Accretion of Preferred A shares	4,799	—	—
Accretion of Preferred B shares	—	1,222	17,376
Balance as of December 31, 2015	19,799	21,041	231,439
Accretion of Preferred A shares	3,209	—	—
Accretion of Preferred B shares	—	2,738	30,121
Balance as of December 31, 2016	23,008	23,779	261,560
Accretion of Preferred A shares	3,762	—	—
Accretion of Preferred B shares	—	3,127	34,382
Balance as of December 31, 2017	26,770	26,906	295,942